Provision For Tax, Civil And Labor Risks (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [line items]
Schedule of detailed information about other provisions
The Group is party to tax, labor and civil lawsuits. Management believes, based on the opinion of its legal counsel, that the provision for tax, civil and labor risks are sufficient to cover potential losses. This provision is broken down as follows:

	2019	2018
Tax	127,842	163,852
Civil	30,653	32,300
Labor	61,571	65,655
Total	220,066	261,807

Judicial deposits (note 12)	(60,272)	(87,180)

Current	18,650	20,389
Noncurrent	201,416	241,418

Schedule of contingent liabilities
As of December 31, 2019, contingent liabilities with possible risk of loss comprise 544 cases (498 at December 31, 2018), the amounts of which are presented below:

	2019	2018
Tax	3,503,392	3,265,543
Civil	61,532	63,910
Labor	77,295	115,240
Total contingent liabilities	3,642,219	3,444,693

Judicial deposits (note 12)	(136,258)	(100,754)

Tax provision [member]
Disclosure of other provisions [line items]
Schedule of detailed information about changes In other provisions and deposits
The following table presents the changes in balances in year ended December 31, 2019 and 2018:

	Provisions	Deposits
Balance on December, 31,2017	196,006	(24,943)
Additions	81,435	(34,209)
Reversals	(47,076)	3,681
Payments	(16,659)	-
Offset	(29,741)	-
Transfer of tax liabilities	(20,056)	(20,268)
Inflation adjustment	(824)	(1,454)
Translation effects (other comprehensive income)	767	-
Balance on December 31, 2018	163,852	(77,193)
Additions	14,497	(5,317)
Reversals	(54,168)	30,957
Payments	(1,150)	-
Inflation adjustment	4,440	(2,506)
Translation effects (other comprehensive income)	371	-
Balance on December 31, 2019	127,842	(54,059)

Civil provision [member]
Disclosure of other provisions [line items]
Schedule of detailed information about changes In other provisions and deposits
The following table presents the changes in balances in year ended December 31, 2019 and 2018:

	Provisions	Deposits
Balance on December 31, 2017	27.153	(988)
Additions	51.954	(276)
Reversals	(39,071)	640
Payments	(9,709)	-
Inflation adjustment	397	(25)
Translation effects (other comprehensive income)	1.576	-
Balance on December 31, 2018	32,300	(649)
Additions	14,072	(357)
Reversals	(4,766)	579
Payments	(11,418)	-
Inflation adjustment	309	1
Translation effects (other comprehensive income)	156	-
Balance on December 31, 2019	30,653	(426)

Labor provision [member]
Disclosure of other provisions [line items]
Schedule of detailed information about changes In other provisions and deposits
The following table presents the changes in balances in year ended December 31, 2019 and 2018:

	Provisions	Deposits
Balance on December 31, 2017	58,887	(7,925)
Additions	44,172	(7,002)
Reversals	(31,300)	5,862
Payments	(10,096)	-
Inflation adjustment	4,773	(273)
Translation effects (other comprehensive income)	(781)	-
Balance on December 31, 2018	65,655	(9,338)

	Provisions	Deposits
Additions	45,983	(2,411)
Reversals	(40,127)	6,282
Payments	(14,611)	-
Inflation adjustment	5,009	(320)
Translation effects (other comprehensive income)	(338)	-
Balance on December 31, 2019	61,571	(5,787)